UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-06096

The Torray Fund

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West

Bethesda, MD 20814-6519

(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 750 West

Bethesda, MD 20814-6519

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-493-4600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Torray Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2015 (unaudited)

Shares		Market Value

COMMON STOCK 87.55%

18.22% FINANCIALS
121,200	Chubb Corp.	$14,865,180
253,400	Wells Fargo & Co.	13,012,090
314,300	Loews Corp.	11,358,802
679,000	Bank of America Corp.	10,578,820
183,618	Marsh & McLennan Cos., Inc.	9,588,532
118,550	American Express Co.	8,788,112
		68,191,536

17.92% INFORMATION TECHNOLOGY
87,650	International Business Machines Corp.	12,706,620
508,000	EMC Corp.	12,273,280
465,300	Cisco Systems, Inc.	12,214,125
366,400	Intel Corp.	11,043,296
393,400	Hewlett-Packard Co.	10,074,974
475,900	Western Union Co. (The)	8,737,524
		67,049,819

16.89% INDUSTRIALS
527,097	General Electric Co.	13,293,386
123,400	Stanley Black & Decker, Inc.	11,967,332
82,100	General Dynamics Corp.	11,325,695
268,900	Republic Services, Inc.	11,078,680
166,350	Eaton Corp. PLC	8,533,755
177,000	Chicago Bridge & Iron Co. NV	7,019,820
		63,218,668
9.74% HEALTH CARE
108,924	Johnson & Johnson	10,168,055
71,750	Becton Dickinson & Co.	9,518,355
53,500	UnitedHealth Group Inc.	6,206,535
41,100	Anthem Inc.	5,754,000
146,800	Baxter International Inc.	4,822,380
		36,469,325

7.01% CONSUMER DISCRETIONARY
716,550	Gannett Co., Inc.	10,554,782
161,300	Tupperware Brands Corp.	7,982,737
343,900	TEGNA, Inc.	7,699,921
		26,237,440

5.65% ENERGY
776,700	Boardwalk Pipeline Partners LP	9,141,759
245,120	BP PLC, ADR	7,490,867
616,650	Chesapeake Energy Corp.	4,520,045
		21,152,671

5.45% MATERIALS
216,900	E.I. du Pont de Nemours & Co.	10,454,580
234,700	Dow Chemical Co. (The)	9,951,280
		20,405,860

3.55% TELECOMMUNICATIONS
407,372	AT&T Inc.	13,272,180

The Torray Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2015 (unaudited)

Shares		Market Value
3.12% CONSUMER STAPLES
299,900	Sysco Corp.	$11,687,103

TOTAL COMMON STOCK 87.55%		327,684,602
(cost $262,077,575)

Principal Amount ($)

SHORT-TERM INVESTMENTS 12.38%

46,354,008	BNY Mellon Cash Reserve, 0.01%(1)	46,354,008
(cost $46,354,008)

TOTAL INVESTMENTS 99.93%		374,038,610
(cost $308,431,583)
OTHER ASSETS LESS LIABILITIES 0.07%		257,193

NET ASSETS 100.00%		$374,295,803

TOP 10 HOLDINGS
1	Chubb Corp.	6	EMC Corp.
2	General Electric Co.	7	Cisco Systems, Inc.
3	AT&T Inc.	8	Stanley Black & Decker, Inc.
4	Wells Fargo & Co.	9	Sysco Corp.
5	International Business Machines Corp.	10	Loews Corp.

(1) Represents current yield at September 30, 2015

ADR - American Depositary Receipt

See notes to the schedule of investments.

The Torray Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Securities Valuation     Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported—and in the case of certain securities traded over-the-counter — the last reported bid price. For NASDAQ traded securities, market value may also be determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. In cases where quotes are not readily available, such as with respect to restricted securities, private placements or other types of illiquid securities, or when Torray LLC (the “Advisor”) does not believe the quotations reflect market value, the securities will be valued using fair value guidelines approved by the Trust’s Board of Trustees (the “Board” or “Trustees”). As of September 30, 2015, no Fund portfolio securities were priced using the Trust’s fair value guidelines. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements     Various inputs are used in determining the fair value of investments which are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

Valuation Inputs	Torray Fund
Level 1 - Quoted Prices *	$374,038,610
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-

Total Market Value of Investments	$374,038,610

*	Security types and industry classifications as defined in the Schedule of Investments.

The Fund had no Level 3 investments during the period and had no transfers between Level 1, Level 2 and Level 3 investments during the reporting period.

Tax Disclosure     No provision for federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2015.

The following information is based upon the book basis of investment securities as of September 30, 2015:

Torray Fund
Gross unrealized appreciation	$82,723,240
Gross unrealized depreciation	(17,116,213)

Net unrealized appreciation	$65,607,027

Aggregate book cost	$308,431,583

At December 31, 2014, the Fund had net capital loss carry forward for federal income tax purposes of $5,496,121 which is available to reduce future required distributions of net capital gains to shareholders through 2017.

Under current tax law, capital losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. At December 31, 2014, the Fund had deferred no post-October capital losses.

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Torray Fund

By (Signature and Title)*	/s/ Robert E. Torray

Robert E. Torray, President
(principal executive officer)

Date	November 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Torray

Robert E. Torray, President
(principal executive officer)

Date	November 3, 2015

By (Signature and Title)*	/s/ William M Lane
William M Lane, Treasurer
(principal financial officer)

Date	November 3, 2015

*	Print the name and title of each signing officer under his or her signature.